Employee benefits (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Current assets	$ 17,659		$ 18,291
Non-current assets	71,620		68,234
Assets	89,279		86,525
Current liabilities	14,818		15,870
Non-current liabilities	35,515		36,305
Liabilities	50,333		52,175
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	997	$ 860
Interest income	51	107
Changes on asset ceiling	(39)	(64)
Translation adjustment	38	94
Benefit obligation (Plan assets) as at ending of the year	1,047	$ 997
Net defined benefit liability (asset)	(1,158)		(1,164)
Current assets	18		30
Non-current assets	78		88
Assets	96		118
Current liabilities	(69)		(68)
Non-current liabilities	(1,185)		(1,214)
Liabilities	(1,254)		(1,282)
Foreign countries [member] | Present Value Of Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	(5,653)		(5,638)
Foreign countries [member] | Fair Value Of Assets [Member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	5,542		5,471
Foreign countries [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Net defined benefit liability (asset)	$ (1,047)		$ (997)